Investments - Additional Information (Detail) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Exposure percentage in ABS portfolio		99.00%	97.00%
Description of rating agencies used		99% (2016: 97%) of the exposure in the ABS portfolio is externally rated AAA up to and including A-.
Borrowed debt securities		€ 0	€ 0
Financial assets available for sale		69,730	82,912
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost		80,454	96,062
Decrease in available-for-sale debt securities		(13,000)
Financial assets available for sale		65,747	€ 78,888
Kotak Mahindra Bank [member]
Disclosure of detailed information about financial instruments [line items]
Voting equity interest percentage	2.50%
Carrying value	€ 456
Bank of Beijing [member] | Other equity securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets available for sale		240
Number of shares held		€ 265